Restricted cash (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Rate Foreign Deposit, Time Deposit	0.01%	0.00%
Restricted Cash Held In Escrow [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,000
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	1,158	0
Value Added Tax Liabilities [Member]
Restricted Cash and Cash Equivalents, Current	$ 165	$ 0